Cash and cash equivalents	12 Months Ended
Mar. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

 19.  Cash and cash equivalents

The majority of the Group’s cash is held in bank deposits or money market funds which have a maturity of three months or less from acquisition to enable us to meet our short-term liquidity requirements.

Accounting policies

Cash and cash equivalents comprise cash in hand and call deposits, and other short-term highly liquid investments that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. Assets in money market funds, whose contractual cash flows do not represent solely payments of interest and principal, are measured at fair value with gains and losses arising from changes in fair value included in net profit or loss for the period. All other cash and cash equivalents are measured at amortised cost.

	2021	2020
		Re-presented[1]
	€m	€m
Cash at bank and in hand	2,705	2,220
Repurchase agreements and bank deposits	0	2,202
Money market funds[2]	3,116	9,135
Cash and cash equivalents as presented in the statement of financial position[1]	5,821	13,557
Bank overdrafts	(31)	(269)
Cash and cash equivalents as presented in the statement of cash flows	5,790	13,288

Notes:

1

The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See Note 7 "Discontinued operations and assets and liabilities held for sale". The impact of the re-presentation is to increase cash and cash equivalents as presented in the statement of financial position by €273 million.

2	Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.

The carrying amount of balances at amortised cost approximates their fair value.

Cash and cash equivalents of €1,741 million (2020: €1,460 million) are held in countries with restrictions on remittances but where the balances could be used to repay subsidiaries’ third party liabilities. In addition, those balances could also be used to repay €879 million (2020: €885 million) of intercompany liabilities as at 31 March 2021.